CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CHF (SFr) SFr in Millions	Total	Total equity attributable to shareholders	Ordinary share capital	Treasury Stock	Other Reserves	Currency translation reserve	Actuarial gains/(losses) from defined benefit plans, net of taxes	Non-controlling interests
Equity at beginning of period at Dec. 31, 2021	SFr 3,059.8	SFr 3,041.6			SFr 3,118.4	SFr (100.8)	SFr 24.0	SFr 18.2
Net income (loss)	84.0	80.5			80.5			3.5
Other comprehensive income (loss), net of taxes	(45.2)	(46.6)				(54.5)	7.9	1.4
Total comprehensive income (loss), net of taxes	38.8	33.9			80.5	(54.5)	7.9	4.9
Share-based compensation	30.3	30.3			30.3
Capital contributions (distributions)	920.6	924.4			924.4			(3.8)
Equity at end of period at Dec. 31, 2022	4,049.5	4,030.2			4,153.6	(155.3)	31.9	19.3
Net income (loss)	(312.2)	(316.1)			(316.1)			3.9
Other comprehensive income (loss), net of taxes	(118.0)	(117.8)				(95.0)	(22.8)	(0.2)
Total comprehensive income (loss), net of taxes	(430.2)	(433.9)			(316.1)	(95.0)	(22.8)	3.7
Share-based compensation	21.9	21.9			21.9
Capital contributions (distributions)	(64.2)	(63.4)			(63.4)			(0.8)
Equity at end of period at Dec. 31, 2023	3,577.0	3,554.8			3,796.0	(250.3)	9.1	22.2
Net income (loss)	(361.9)	(365.8)			(365.8)			3.9
Other comprehensive income (loss), net of taxes	(21.0)	(21.0)				(13.3)	(7.7)
Total comprehensive income (loss), net of taxes	(382.9)	(386.8)			(365.8)	(13.3)	(7.7)	3.9
Issuance of shares	0.0		7.2	(0.1)	(7.1)
Share-based compensation	15.1	15.1			15.1
Capital contributions (distributions)	1,177.7	1,177.7			1,177.7
Equity at end of period at Dec. 31, 2024	SFr 4,386.9	SFr 4,360.8	SFr 7.2	SFr (0.1)	SFr 4,615.9	SFr (263.6)	SFr 1.4	SFr 26.1